Revenue - Performance obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Remaining performance obligation	$ 4,454,808	$ 1,878,884	$ 2,828,588
Within one year
Revenue
Remaining performance obligation	626,634	302,046	418,137
1-2 years
Revenue
Remaining performance obligation	572,748	271,463	386,416
2-3 years
Revenue
Remaining performance obligation	567,005	214,028	309,326
3-4 years
Revenue
Remaining performance obligation	513,524	203,051	288,244
4-5 years
Revenue
Remaining performance obligation	496,592	184,186	276,816
After 5 years
Revenue
Remaining performance obligation	$ 1,678,305	$ 704,110	$ 1,149,649